Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2020	2019
Research and development claims receivable	$24,711	$27,567
Prepayments	10,206	7,023
VAT receivable	3,124	1,928
Lease incentive receivable	1,237	—
Other asset	—	279
Grant income receivable	414	547
Other receivable	199	482
Deferred cost	3,008	—
Total prepaid expenses and other current assets	$42,899	$37,826